Filed electronically with the Securities and Exchange Commission on August 12, 2016

1933 Act File No. 033-32476

1940 Act File No. 811-05970

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 55	|X|
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|

Amendment No. 56

Cash Account Trust (Exact name of Registrant as Specified in Charter)

345 Park Avenue New York, NY 10154 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One Beacon Street Boston, MA 02108 (Name and Address of Agent for Service)

With a copy to: David A. Sturms Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box):

[X ]	Immediately upon filing pursuant to paragraph (b)
[___]	On ___________________pursuant to paragraph (b)
[___]	60 days after filing pursuant to paragraph (a)(1)
[___]	On __________________ pursuant to paragraph (a)(1)
[___]	75 days after filing pursuant to paragraph (a)(2)
[___]	On __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[___]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

  Government & Agency Securities Portfolio — Deutsche Government & Agency Money Fund
  Government & Agency Securities Portfolio — Deutsche Government Cash Institutional Shares
  Government & Agency Securities Portfolio — Government Cash Managed Shares
  Government & Agency Securities Portfolio — Service Shares
  Tax-Exempt Portfolio — Service Shares
  Tax-Exempt Portfolio — Deutsche Tax-Exempt Cash Premier Shares
  Tax-Exempt Portfolio — Deutsche Tax-Exempt Money Fund
  Tax-Exempt Portfolio — Deutsche Tax-Free Money Fund Class S
  Tax-Exempt Portfolio — Tax-Exempt Cash Managed Shares
  Tax-Exempt Portfolio — Tax-Free Investment Class

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of August 2016.

CASH ACCOUNT TRUST

By:   /s/Brian E. Binder

        Brian E. Binder*

        President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	August 9, 2016

/s/ Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	August 9, 2016

/s/John W. Ballantine
John W. Ballantine*	Trustee	August 9, 2016

/s/ Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	August 9, 2016

/s/ Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	August 9, 2016

/s/ Keith R. Fox
Keith R. Fox*	Trustee	August 9, 2016

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	August 9, 2016

/s/ Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	August 9, 2016

/s/ Richard J. Herring
Richard J. Herring*	Trustee	August 9, 2016

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	August 9, 2016

/s/ Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	August 9, 2016

/s/ William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	August 9, 2016

/s/ Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	August 9, 2016

*By:    /s/ Caroline Pearson

             Caroline Pearson**

             Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 51, as filed on August 20, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase